CORPORATE INCOME TAX - Reconciliation of tax computed by applying the Vietnam's statutory tax rate to the Group's income tax expense (Details) ₫ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 VND (₫) [1]	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)
Reconciliation of tax computed by applying the Vietnam's statutory tax rate of 20% to the Group's income tax expense
Statutory tax rate				20.00%	20.00%	20.00%	20.00%
Loss before income tax expense	₫ (33,470,822)	$ (1,379,671,146)	₫ (27,813,920)	₫ (57,340,446)	$ (2,402,599,765)	₫ (48,902,132)	₫ (32,009,724)
Income tax benefit computed at the Vietnam statutory tax rate of 20%				(11,468,089)	(480,519,945)	(9,780,426)	(6,401,985)
Effect of preferential tax rates				5,189,246	217,432,638	4,397,659	3,086,200
Foreign tax rates differential				(348,459)	(14,600,645)	(232,379)	(128,853)
Non-deductible expenses				2,411,043	101,024,110	684,104	181,983
Change in valuation allowance				4,305,391	180,398,527	5,877,780	3,471,892
Income tax expense reported in the consolidated statement of operations	₫ 37,372	$ 1,540,478	₫ (40,538)	₫ 89,132	$ 3,734,685	₫ 946,738	₫ 209,237

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).